-----------------------------
                                                   OMB APPROVAL
                                                   -----------------------------
                                                   OMB Number: 3235-0578

                                                   Expires: February 28, 2006

                                                   Estimated average burden
                                                   hours per response: 20.00
                                                   -----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number    811-07148
                                   ----------------------------------------

                            Schwartz Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  3707 West Maple Road          Bloomfield Hills, Michigan          48301
--------------------------------------------------------------------------------
          (Address of principal executive offices)                (Zip code)

                               George P. Schwartz

Schwartz Investment Counsel, Inc. 3707 W. Maple Road  Bloomfield Hills, MI 48301
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:     (248) 644-8500
                                                     ----------------------

Date of fiscal year end:         December 31, 2005
                          ----------------------------------

Date of reporting period:        March 31, 2005
                          ----------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
================================================================================
   SHARES    COMMON STOCKS -- 96.8%                              MARKET VALUE
--------------------------------------------------------------------------------
             AEROSPACE/DEFENSE -- 3.3%
     10,000  Cubic Corporation                                  $      189,400
     11,000  General Dynamics Corporation                            1,177,550
     10,000  Harris Corporation                                        326,500
     15,000  Rockwell Collins, Inc.                                    713,850
                                                                --------------
                                                                     2,407,300
                                                                --------------
             APPAREL & TEXTILES -- 6.3%
     60,000  Jones Apparel Group, Inc.                               2,009,400
      7,000  K-Swiss, Inc. - Class A                                   231,210
     27,000  Mohawk Industries, Inc. *                               2,276,100
                                                                --------------
                                                                     4,516,710
                                                                --------------
             BUILDING MATERIALS & CONSTRUCTION -- 3.5%
     50,000  Champion Enterprises, Inc. *                              470,000
     75,000  Fleetwood Enterprises, Inc. *                             652,500
     15,000  Pulte Homes, Inc.                                       1,104,450
      5,000  Ryland Group, Inc.                                        310,100
                                                                --------------
                                                                     2,537,050
                                                                --------------
             BUSINESS & INDUSTRIAL PRODUCTS -- 2.2%
      4,000  Diebold, Inc.                                             219,400
      5,000  Genuine Parts Company                                     217,450
     30,000  Mine Safety Appliances Company                          1,162,200
                                                                --------------
                                                                     1,599,050
                                                                --------------
             BUSINESS SERVICES -- 8.1%
    172,700  Fargo Electronics, Inc. *                               2,533,509
     40,000  First Data Corporation                                  1,572,400
      2,000  Kronos, Inc. *                                            102,220
     52,435  Neogen Corporation *                                      775,042
     65,000  Superior Uniform Group, Inc.                              889,200
                                                                --------------
                                                                     5,872,371
                                                                --------------
             COMMUNICATION EQUIPMENT & SERVICES -- 0.1%
      5,000  Universal Electronics, Inc.*                               84,400
                                                                --------------

             CONSUMER PRODUCTS -- DURABLES -- 12.3%
    135,000  Craftmade International, Inc.                           2,979,315
     30,000  Ethan Allen Interiors, Inc.                               960,000
    135,000  Furniture Brands International, Inc.                    2,944,350
     70,000  Leggett & Platt, Inc.                                   2,021,600
                                                                --------------
                                                                     8,905,265
                                                                --------------
             CONSUMER PRODUCTS -- NONDURABLES -- 9.4%
     25,000  Chattem, Inc. *                                         1,111,750
      3,000  Coach, Inc. *                                             169,890
      5,000  Fortune Brands, Inc.                                      403,150
    140,000  Lifetime Hoan Corporation                               2,168,600
    158,486  Velcro Industries N.V.                                  2,096,770
     20,000  Weyco Group, Inc.                                         875,600
                                                                --------------
                                                                     6,825,760
                                                                --------------
             EDUCATION -- 0.7%
     50,000  Nobel Learning Communities, Inc. *                        417,500
      1,000  Strayer Education, Inc.                                   113,320
                                                                --------------
                                                                       530,820
                                                                --------------

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS -- 96.8% (Continued)                  MARKET VALUE
--------------------------------------------------------------------------------
             ELECTRONICS -- 1.1%
      3,000  Gentex Corporation                                 $       95,700
     70,081  Sparton Corporation *                                     653,856
                                                                --------------
                                                                       749,556
                                                                --------------
             ENERGY & MINING -- 6.7%
      4,000  Diamond Offshore Drilling, Inc.                           199,600
    425,000  Input/Output, Inc. *                                    2,741,250
     25,000  Patterson-UTI Energy, Inc.                                625,500
     20,000  Pioneer Natural Resources Company                         854,400
     13,333  XTO Energy, Inc.                                          437,855
                                                                --------------
                                                                     4,858,605
                                                                --------------
             FINANCE -- INSURANCE -- 4.0%
     20,000  MBIA, Inc.                                              1,045,600
    182,700  Unico American Corporation *                            1,826,817
                                                                --------------
                                                                     2,872,417
                                                                --------------
             FINANCE -- MISCELLANEOUS -- 3.3%
     35,000  H&R Block, Inc.                                         1,770,300
      3,000  Student Loan Corporation (The)                            627,030
                                                                --------------
                                                                     2,397,330
                                                                --------------
             HEALTHCARE -- 10.2%
     10,000  Henry Schein, Inc. *                                      358,400
     25,000  Lincare Holdings, Inc. *                                1,105,750
     50,000  Manor Care, Inc.                                        1,818,000
     75,000  National Dentex Corporation *                           1,477,500
     35,000  STERIS Corporation *                                      883,750
      7,000  Waters Corporation *                                      250,530
     40,000  Young Innovations, Inc.                                 1,466,000
                                                                --------------
                                                                     7,359,930
                                                                --------------
             HOLDING COMPANIES -- 1.4%
     40,000  PICO Holdings, Inc. *                                   1,036,400
                                                                --------------

             INDUSTRIAL PRODUCTS & SERVICES -- 7.5%
     40,000  American Pacific Corporation *                            290,000
     65,000  Balchem Corporation                                     1,511,250
     10,000  Dover Corporation                                         377,900
     10,000  Graco, Inc.                                               403,600
     35,000  Maritrans, Inc.                                           666,750
     40,000  Simpson Manufacturing Company, Inc.                     1,236,000
     17,600  Strattec Security Corporation *                           943,008
                                                                --------------
                                                                     5,428,508
                                                                --------------
             LEISURE & ENTERTAINMENT -- 2.5%
      5,000  Polaris Industries, Inc.                                  351,150
     27,000  RC2 Corporation *                                         918,000
     17,500  Thor Industries, Inc.                                     523,425
                                                                --------------
                                                                     1,792,575
                                                                --------------

             MISCELLANEOUS -- 0.5%
     10,000  Matthews International Corporation                        327,600
                                                                --------------

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS -- 96.8% (Continued)                  MARKET VALUE
--------------------------------------------------------------------------------
             PRINTING & PUBLISHING -- 1.5%
      7,500  Courier Corporation                                       393,300
     20,000  ProQuest Company *                                        723,000
                                                                --------------
                                                                     1,116,300
                                                                --------------
             REAL ESTATE -- 1.6%
     50,000  Arlington Hospitality, Inc. *                      $      125,000
     25,000  Health Care Property Investors, Inc.                      586,750
     16,499  I. Gordon Realty Corporation *                            251,610
      7,500  Washington Real Estate Investment Trust                   215,625
                                                                --------------
                                                                     1,178,985
                                                                --------------
             RETAIL -- 8.9%
     66,000  Brookstone, Inc. *                                      1,070,520
     35,000  Christopher & Banks Corporation                           616,000
    100,000  Dollar Tree Stores, Inc. *                              2,873,000
     50,000  Pier 1 Imports, Inc.                                      911,500
     25,000  Ross Stores, Inc.                                         728,500
      5,000  Tractor Supply Company *                                  218,250
                                                                --------------
                                                                     6,417,770
                                                                --------------
             TECHNOLOGY -- 0.9%
     40,000  OmniVision Technologies, Inc. *                           606,000
                                                                --------------
             UTILITIES -- 0.8%
    101,700  SEMCO Energy, Inc. *                                      584,775
                                                                --------------

             TOTAL COMMON STOCKS (Cost $56,868,229)             $   70,005,477
                                                                --------------

================================================================================
   SHARES    OPEN-END FUNDS -- 0.0%                              MARKET VALUE
--------------------------------------------------------------------------------
         40  Sequoia Fund (Cost $5,036)                         $        6,197
                                                                --------------

================================================================================
FACE AMOUNT  REPURCHASE AGREEMENTS (1) -- 5.0%                   MARKET VALUE
--------------------------------------------------------------------------------
$ 3,630,808  US Bank N.A., 1.90%, dated 03/31/05, due 04/01/05
               repurchase proceeds: $3,630,999 (Cost $3,630,808)$    3,630,808
                                                                --------------

             TOTAL INVESTMENTS -- 101.8% (Cost $60,504,073)     $   73,642,482

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.8%)        (1,326,560)
                                                                --------------

             NET ASSETS -- 100.0%                               $   72,315,922
                                                                ==============


* Non-income producing security.

(1)  Repurchase   agreements   are  fully   collaterized   by  U.S.   Government
     obligations.

See notes to Schedule of Investments.

SCHWARTZ VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)


1. SECURITIES VALUATION

The securities of the Schwartz Value Fund which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange (NYSE) on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the average of the highest current independent bid and lowest current independent offer as of the close of the regular session of trading on the NYSE on the day of valuation. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Investments representing primarily capital stock of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

2. SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost basis.

3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of March 31, 2005:

         Cost of portfolio of investments       $60,610,050
                                                ===========

         Gross unrealized appreciation          $14,326,460
         Gross unrealized depreciation           (1,294,028)
                                                -----------

         Net unrealized appreciation            $13,032,432
                                                ===========

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
================================================================================
   SHARES    COMMON STOCKS -- 93.0%                              MARKET VALUE
--------------------------------------------------------------------------------
             AEROSPACE/DEFENSE -- 5.2%
    125,000  Cubic Corporation                                  $    2,367,500
     75,000  General Dynamics Corporation                            8,028,750
     30,000  Harris Corporation                                        979,500
     40,000  Rockwell Collins, Inc.                                  1,903,600
                                                                --------------
                                                                    13,279,350
                                                                --------------
             APPAREL & TEXTILES -- 3.6%
    125,000  Jones Apparel Group, Inc.                               4,186,250
     60,000  Mohawk Industries, Inc. *                               5,058,000
                                                                --------------
                                                                     9,244,250
                                                                --------------
             BUILDING MATERIALS & CONSTRUCTION -- 3.4%
    100,000  Champion Enterprises, Inc. *                              940,000
    325,000  Fleetwood Enterprises, Inc. *                           2,827,500
     65,000  Pulte Homes, Inc.                                       4,785,950
                                                                --------------
                                                                     8,553,450
                                                                --------------
             BUSINESS & INDUSTRIAL PRODUCTS -- 3.9%
     40,000  3M Company                                              3,427,600
     10,000  Diebold, Inc.                                             548,500
     75,000  Genuine Parts Company                                   3,261,750
     65,000  Mine Safety Appliances Company                          2,518,100
                                                                --------------
                                                                     9,755,950
                                                                --------------
             BUSINESS SERVICES -- 3.7%
     40,000  Automatic Data Processing, Inc.                         1,798,000
    400,000  Fargo Electronics, Inc. *                               5,868,000
    110,000  Neogen Corporation *                                    1,625,910
                                                                --------------
                                                                     9,291,910
                                                                --------------
             COMMUNICATION EQUIPMENT & SERVICES -- 1.7%
     40,000  Alltel Corporation                                      2,194,000
     65,000  CenturyTel, Inc.                                        2,134,600
                                                                --------------
                                                                     4,328,600
                                                                --------------
             CONSUMER PRODUCTS - DURABLES -- 9.5%
     15,000  Brunswick Corporation                                     702,750
    307,000  Craftmade International, Inc.                           6,775,183
    275,000  Furniture Brands International, Inc.                    5,997,750
    110,000  Harley-Davidson, Inc.                                   6,353,600
    150,000  Leggett & Platt, Inc.                                   4,332,000
                                                                --------------
                                                                    24,161,283
                                                                --------------
             CONSUMER PRODUCTS - NONDURABLES -- 4.3%
    125,000  Chattem, Inc. *                                         5,558,750
      4,000  Coach, Inc. *                                             226,520
     20,000  Fortune Brands, Inc.                                    1,612,600
    220,000  Lifetime Hoan Corporation                               3,407,800
                                                                --------------
                                                                    10,805,670
                                                                --------------
             ELECTRONICS -- 1.5%
      5,000  Garmin Limited                                            231,600
     65,000  Gentex Corporation                                      2,073,500
    152,902  Sparton Corporation *                                   1,426,576
                                                                --------------
                                                                     3,731,676
                                                                --------------

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS -- 93.0% (Continued)                  MARKET VALUE
--------------------------------------------------------------------------------
             ENERGY & MINING -- 12.0%
     20,000  Anadarko Petroleum Corporation                     $    1,522,000
     20,000  Diamond Offshore Drilling, Inc.                           998,000
    135,000  Exxon Mobil Corporation                                 8,046,000
    800,000  Input/Output, Inc. *                                    5,160,000
    130,000  Patterson-UTI Energy, Inc.                              3,252,600
     85,000  Pioneer Natural Resources Company                       3,631,200
     60,000  Transocean, Inc. *                                      3,087,600
    146,666  XTO Energy, Inc.                                        4,816,511
                                                                --------------
                                                                    30,513,911
                                                                --------------
             ENVIRONMENTAL SERVICES -- 0.5%
     70,000  Layne Christensen Company *                             1,208,900
                                                                --------------

             FINANCE - BANKS & THRIFTS -- 3.5%
     60,000  BB&T Corporation                                        2,344,800
    210,000  North Fork Bancorporation, Inc.                         5,825,400
     20,000  Synovus Financial Corporation                             557,200
                                                                --------------
                                                                     8,727,400
                                                                --------------
             FINANCE - INSURANCE -- 4.0%
     25,000  American International Group, Inc.                      1,385,250
     70,000  Everest Re Group, Limited                               5,957,700
    282,945  Unico American Corporation *                            2,829,167
                                                                --------------
                                                                    10,172,117
                                                                --------------
             FINANCE- MISCELLANEOUS -- 0.3%
      3,500  Student Loan Corporation (The)                            731,535
                                                                --------------

             HEALTHCARE -- 13.4%
     50,000  Beckman Coulter, Inc.                                   3,322,500
     35,000  Hillenbrand Industries, Inc.                            1,941,450
     90,000  Lincare Holdings, Inc. *                                3,980,700
    160,000  Manor Care, Inc.                                        5,817,600
    500,000  Mylan Laboratories, Inc.                                8,860,000
    360,000  STERIS Corporation *                                    9,090,000
     24,000  Waters Corporation *                                      858,960
                                                                --------------
                                                                    33,871,210
                                                                --------------
             INDUSTRIAL PRODUCTS & SERVICES -- 4.6%
     70,000  Balchem Corporation                                     1,627,500
     25,000  Caterpillar, Inc.                                       2,286,000
     10,000  Dover Corporation                                         377,900
     50,000  Graco, Inc.                                             2,018,000
    100,000  Simpson Manufacturing Company, Inc.                     3,090,000
     45,000  Teleflex, Inc.                                          2,303,100
                                                                --------------
                                                                    11,702,500
                                                                --------------
             LEISURE & ENTERTAINMENT -- 1.1%
     30,000  Polaris Industries, Inc.                                2,106,900
     25,000  Thor Industries, Inc.                                     747,750
                                                                --------------
                                                                     2,854,650
                                                                --------------

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS -- 93.0% (Continued)                  MARKET VALUE
--------------------------------------------------------------------------------
             PRINTING & PUBLISHING -- 1.3%
     10,000  Courier Corporation                                       524,400
     80,000  ProQuest Company *                                      2,892,000
                                                                --------------
                                                                     3,416,400
                                                                --------------
             REAL ESTATE -- 1.0%
     25,000  Duke Realty Corporation                            $      746,250
     50,000  Health Care Property Investors, Inc.                    1,173,500
     20,000  Washington Real Estate Investment Trust                   575,000
                                                                --------------
                                                                     2,494,750
                                                                --------------
             RETAIL -- 10.4%
    230,000  Brookstone, Inc. *                                      3,730,600
    275,000  Christopher & Banks Corporation                         4,840,000
    300,000  Dollar Tree Stores, Inc. *                              8,619,000
      5,000  Hibbett Sporting Goods, Inc. *                            150,200
    165,000  Pier 1 Imports, Inc.                                    3,007,950
    200,000  Ross Stores, Inc.                                       5,828,000
      5,000  Tractor Supply Company *                                  218,250
                                                                --------------
                                                                    26,394,000
                                                                --------------
             TECHNOLOGY -- 3.4%
    250,000  SunGard Data Systems, Inc. *                            8,625,000
                                                                --------------

             UTILITIES -- 0.7%
    313,500  SEMCO Energy, Inc. *                                    1,802,625
                                                                --------------

             TOTAL COMMON STOCKS (Cost $189,668,926)            $  235,667,137
                                                                --------------

================================================================================
FACE AMOUNT  REPURCHASE AGREEMENTS (1) -- 7.6%                   MARKET VALUE
--------------------------------------------------------------------------------
$19,360,288  US Bank N.A., 1.90%, dated 03/31/05, due 04/01/05 repurchase proceeds: $19,361,310
               (Cost $19,360,288)                               $   19,360,288
                                                                --------------

             TOTAL INVESTMENTS -- 100.6% (Cost $209,029,214)    $  255,027,425

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.6%)        (1,643,304)
                                                                --------------

              NET ASSETS -- 100.0%                              $  253,384,121
                                                                ==============


* Non-income producing security.

(1)  Repurchase   agreements   are  fully   collaterized   by  U.S.   Government
     obligations.

See notes to Schedule of Investments.

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
================================================================================
   SHARES    COMMON STOCKS -- 98.6%                              MARKET VALUE
--------------------------------------------------------------------------------
             AEROSPACE/DEFENSE -- 5.9%
     22,200  Alliant Techsystems, Inc. *                        $    1,586,190
     18,500  General Dynamics Corporation                            1,980,425
                                                                --------------
                                                                     3,566,615
                                                                --------------
             BUILDING MATERIALS & CONSTRUCTION -- 3.4%
     17,600  KB Home                                                 2,067,296
                                                                --------------

             BUSINESS SERVICES -- 3.3%
     59,500  FactSet Research Systems, Inc.                          1,964,095
                                                                --------------

             CONSUMER PRODUCTS - DURABLES -- 2.9%
     30,500  Harley-Davidson, Inc.                                   1,761,680
                                                                --------------

             ELECTRONICS -- 5.8%
     42,200  Garmin Limited                                          1,954,704
     80,000  Integrated Circuit Systems, Inc. *                      1,529,600
                                                                --------------
                                                                     3,484,304
                                                                --------------
             ENERGY -- 0.6%
      5,000  Occidental Petroleum Corporation                          355,850
                                                                --------------

             FINANCE - BANKS & THRIFTS -- 6.5%
     56,200  National City Corporation                               1,882,700
     71,950  North Fork Bancorporation, Inc.                         1,995,893
                                                                --------------
                                                                     3,878,593
                                                                --------------
             FINANCE - INSURANCE -- 5.5%
     50,400  Arthur J. Gallagher & Company                           1,451,520
     40,500  Brown & Brown, Inc.                                     1,866,645
                                                                --------------
                                                                     3,318,165
                                                                --------------
             FINANCE - MISCELLANEOUS -- 3.3%
     53,900  SEI Investments Company                                 1,949,024
                                                                --------------

             FOOD & TOBACCO -- 6.4%
     45,200  Kellogg Company                                         1,955,804
     55,700  McCormick & Company, Inc.                               1,917,751
                                                                --------------
                                                                     3,873,555
                                                                --------------
             HEALTHCARE -- 18.9%
     28,800  Beckman Coulter, Inc.                                   1,913,760
     52,100  Biomet, Inc.                                            1,891,230
     30,100  C.R Bard, Inc.                                          2,049,208
     25,800  Guidant Corporation                                     1,906,620
     39,800  Patterson Companies, Inc. *                             1,988,010
     45,100  Waters Corporation *                                    1,614,129
                                                                --------------
                                                                    11,362,957
                                                                --------------

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS -- 98.6% (Continued)                  MARKET VALUE
--------------------------------------------------------------------------------
             INDUSTRIAL PRODUCTS & SERVICES -- 26.8%
     52,500  AMETEK, Inc.                                       $    2,113,125
     40,100  CLARCOR, Inc.                                           2,083,596
     61,400  Donaldson Company, Inc.                                 1,981,992
     37,400  Expeditors International of Washington, Inc.            2,002,770
     50,300  Franklin Electric Company, Inc.                         1,897,819
     51,550  Graco, Inc.                                             2,080,558
     35,800  Johnson Controls, Inc.                                  1,996,208
     40,700  Mettler-Toledo International, Inc. *                    1,933,250
                                                                --------------
                                                                    16,089,318
                                                                --------------
             LEISURE & ENTERTAINMENT -- 3.0%
     25,500  Polaris Industries, Inc.                                1,790,865
                                                                --------------

             RETAIL -- 6.3%
     31,900  Bed Bath & Beyond, Inc. *                               1,165,626
     67,500  Christopher & Banks Corporation                         1,188,000
     50,100  Ross Stores, Inc.                                       1,459,914
                                                                --------------
                                                                     3,813,540
                                                                --------------

             TOTAL COMMON STOCKS (Cost $52,509,014)             $   59,275,857
                                                                --------------

================================================================================
FACE AMOUNT  REPURCHASE AGREEMENTS (1) -- 2.4%                   MARKET VALUE
--------------------------------------------------------------------------------
$ 1,420,196  US Bank N.A., 1.90%, dated 03/31/05, due 04/01/05
               repurchase proceeds: $1,420,270 (Cost $1,420,196)$    1,420,196
                                                                --------------

             TOTAL INVESTMENTS -- 101.0% (Cost $53,929,210)     $   60,696,053

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.0%)          (620,492)
                                                                --------------

             NET ASSETS -- 100.0%                                 $ 60,075,561
                                                                ==============

* Non-income producing security.

(1)  Repurchase   agreements   are  fully   collaterized   by  U.S.   Government
     obligations.

See notes to Schedule of Investments.

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
================================================================================
             U.S. GOVERNMENT AND
 PAR VALUE   AGENCY OBLIGATIONS -- 64.7%                         MARKET VALUE
--------------------------------------------------------------------------------
             U.S. TREASURIES -- 54.6%
$ 2,000,000  U.S. Treasury Note, 1.625%, due 04/30/05           $    1,998,124
  2,000,000  U.S. Treasury Note, 2.875%, due 11/30/06                1,972,812
  5,500,000  U.S. Treasury Note, 3.375%, due 02/28/07                5,459,823
  3,000,000  U.S. Treasury Note, 3.000%, due 11/15/07                2,934,843
  1,000,000  U.S. Treasury Note, 3.000%, due 02/15/08                  974,648
  4,000,000  U.S. Treasury Note, 2.625%, due 05/15/08                3,842,500
  1,162,730  U.S. Treasury Inflation-Protection Notes, 3.875%,
              due 01/15/09                                           1,282,260
  1,000,000  U.S. Treasury Note, 3.000%, due 02/15/09                  961,680
  2,000,000  U.S. Treasury Note, 3.375%, due 10/15/09                1,936,406
  2,000,000  U.S. Treasury Note, 4.000%, due 11/15/12                1,952,500
  1,000,000  U.S. Treasury Note, 4.000%, due 02/15/14                  965,039
                                                                --------------
                                                                    24,280,635
                                                                --------------
             U.S. GOVERNMENT AGENCIES -- 10.1%
  1,000,000  Federal Farm Credit Bank, 4.480%, due 08/24/12            983,280
  1,000,000  Federal Farm Credit Bank, 4.600%, due 12/27/12            989,220
    500,000  Federal Home Loan Bank, 3.375%, due 07/21/08              486,030
  1,000,000  Federal Home Loan Bank, 5.477%, due 01/28/09            1,042,250
  1,000,000  Federal Home Loan Bank, 4.375%, due 02/04/10              989,342
                                                                --------------
                                                                     4,490,122
                                                                --------------
             TOTAL U.S. GOVERNMENT AND
             AGENCY OBLIGATIONS (Cost $29,268,294)              $   28,770,757
                                                                --------------

================================================================================
 PAR VALUE   CORPORATE BONDS -- 16.4%                            MARKET VALUE
--------------------------------------------------------------------------------
             FINANCE -- 4.7%
$ 1,000,000  Caterpillar Financial Services Corporation, 2.650%,
              due 01/30/06                                        $    990,529
  1,000,000  Regions Financial Corporation, 7.000%, due 03/01/11     1,103,988
                                                                --------------
                                                                     2,094,517
                                                                --------------
             INDUSTRIALS -- 9.4%
  1,000,000  Alcoa, Inc., 6.000%, due 01/15/12                       1,066,061
  1,010,000  Dover Corporation, 6.250%, due 06/01/08                 1,072,236
  1,000,000  Harley Davidson Funding, 3.625%, due 12/15/08 *           975,884
  1,000,000  United Technologies Corporation, 6.350%, due 03/01/11   1,078,921
                                                                --------------
                                                                     4,193,102
                                                                --------------
             UTILITIES -- 2.3%
  1,000,000  National Rural Utilities Cooperative Finance
             Corporation, 6.000%, due 05/15/06                       1,022,318

             TOTAL CORPORATE BONDS (Cost $7,416,054)              $  7,309,937
                                                                --------------

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS -- 16.2%                               MARKET VALUE
--------------------------------------------------------------------------------
             BUSINESS & INDUSTRIAL PRODUCTS -- 0.7%
      7,500  Genuine Parts Company                              $      326,175
                                                                --------------

             COMMUNICATION EQUIPMENT & SERVICES -- 0.9%
      7,000  Alltel Corporation                                        383,950
                                                                --------------

             CONSUMER PRODUCTS - DURABLES -- 1.1%
     10,000  Leggett & Platt, Inc.                                     288,800
     10,000  Newell Rubbermaid, Inc.                                   219,400
                                                                --------------
                                                                       508,200
                                                                --------------
             ENERGY AND MINING -- 1.9%
      7,500  Exxon Mobil Corporation                                   447,000
     14,000  National Fuel Gas Company                                 400,260
                                                                --------------
                                                                       847,260
                                                                --------------
             FINANCE - BANKS & THRIFTS -- 3.6%
     12,000  BB&T Corporation                                          468,960
     15,000  Huntington Bancshares, Inc.                               358,500
     11,000  National City Corporation                                 368,500
     15,000  North Fork Bancorporation, Inc.                           416,100
                                                                --------------
                                                                     1,612,060
                                                                --------------
             FOOD & TOBACCO -- 0.9%
     14,000  Conagra Foods, Inc.                                       378,280
                                                                --------------

             HEALTHCARE -- 0.4 %
      4,000  Landauer, Inc.                                            190,160
                                                                --------------

             REAL ESTATE -- 1.5%
     12,000  Duke Realty Corporation                                   358,200
     10,000  Washington Real Estate Investment Trust                   287,500
                                                                --------------
                                                                       645,700
                                                                --------------
             UTILITIES -- 5.2%
      6,000  Dominion Resources, Inc.                                  446,580
     10,000  Exelon Corporation                                        458,900
     15,000  FPL Group, Inc.                                           602,250
     10,000  Pinnacle West Capital Corporation                         425,100
     12,000  Southern Company (The)                                    381,960
                                                                --------------
                                                                     2,314,790
                                                                --------------

             TOTAL COMMON STOCKS (Cost $6,397,572)              $    7,206,575
                                                                --------------

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
FACE AMOUNT  REPURCHASE AGREEEMENTS (1) -- 4.6%                  MARKET VALUE
--------------------------------------------------------------------------------
$ 2,033,149  US Bank N.A., 1.90%, dated 03/31/05, due 04/01/05
               repurchase proceeds: $2,033,256 (Cost $2,033,149)$    2,033,149
                                                                --------------

             TOTAL INVESTMENTS -- 101.9% (Cost $45,115,069)     $   45,320,418

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.9%)          (867,284)
                                                                --------------

             NET ASSETS -- 100.0%                               $   44,453,134
                                                                ==============

* Restricted security per Rule 144(a).

(1)  Repurchase   agreements   are  fully   collaterized   by  U.S.   Government
     obligations.

See notes to Schedule of Investments.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULE OF INVESMENTS
MARCH 31, 2005 (UNAUDITED)

1. SECURITIES VALUATION

Securities of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund and the Ave Maria Bond Fund which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange (NYSE) on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the average of the highest current independent bid and lowest current independent offer as of the close of the regular session of trading on the NYSE on the day of valuation. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

2. SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Gains and losses on security transactions are determined on the identified cost basis.

3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of March 31, 2005:

                                          Ave Maria
                                           Catholic          Ave Maria         Ave Maria
                                         Values Fund        Growth Fund        Bond Fund
                                        ---------------    ---------------   ---------------

      Cost of portfolio investments      $ 209,751,784      $  53,929,210     $  45,115,069
                                        ===============    ===============   ===============

      Gross unrealized appreciation      $  48,933,940      $   8,636,754     $     949,336

      Gross unrealized depreciation         (3,658,299)        (1,869,911)         (743,987)
                                        ---------------    ---------------   ---------------

      Net unrealized appreciation        $  45,275,641      $   6,766,843     $     205,349
                                        ===============    ===============   ===============


The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Ave Maria Catholic Values Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Schwartz Investment Trust
             --------------------------------------------------------


By (Signature and Title)*   /s/ George P. Schwartz
                          -------------------------------------------------

                          George P. Schwartz, President

Date          May 27, 2005
      ----------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ George P. Schwartz
                          -------------------------------------------------

                          George P. Schwartz, President

Date          May 27, 2005
      ----------------------------------


By (Signature and Title)*   /s/ Timothy S. Schwartz
                          -------------------------------------------------

                          Timothy S. Schwartz, Treasurer


Date          May 27, 2005
      ----------------------------------


* Print the name and title of each signing officer under his or her signature.